Non-interest income (Tables)	6 Months Ended
Mar. 31, 2019
Non-interest income
Schedule of non-interest income

Non-interest income[1]

					% Mov't	% Mov't
		Half Year	Half Year	Half Year	Mar 19 -	Mar 19 -
$m	Note	March 19	Sept 18	March 18	Sept 18	Mar 18
Net fee income
Facility fees		375	677	688	(45)	(45)
Transaction fees		624	593	589	5	6
Other non-risk fee income[2]		(59)	(18)	116	large	large
Fee income		940	1,252	1,393	(25)	(33)
Credit card loyalty programs		(63)	(56)	(70)	13	(10)
Transaction fee related expenses		(51)	(50)	(45)	2	13
Fee expenses		(114)	(106)	(115)	8	(1)
Net fee income		826	1,146	1,278	(28)	(35)
Net wealth management and insurance income
Wealth management income[2]		(32)	638	507	large	large
Life insurance premium income		707	758	652	(7)	8
General insurance and LMI net premium earned		240	232	240	3	-
Life insurance investment and other income[3]		26	439	227	(94)	(89)
General insurance and LMI investment and other income		25	22	28	14	(11)
Total insurance premium, investment and other income		998	1,451	1,147	(31)	(13)
Life insurance claims and changes in insurance liabilities		(414)	(855)	(541)	(52)	(23)
General insurance and LMI claims and other expenses		(226)	(124)	(162)	82	40
Total insurance claims, changes in liabilities and other expenses		(640)	(979)	(703)	(35)	(9)
Net wealth management and insurance income		326	1,110	951	(71)	(66)

Trading income		437	458	487	(5)	(10)
Other income
Dividends received from other entities		4	2	1	100	large
Net gain on sale of associates		38	-	-	-	-
Net gain on disposal of assets		2	14	10	(86)	(80)
Net gain/(loss) on derivatives held for risk management purposes[4]		(28)	17	(9)	large	large
Net gain/(loss) on financial instruments measured at fair value		44	12	26	large	69
Gain/(loss) on disposal of controlled entities	16	3	-	(9)	-	large
Rental income on operating leases		38	47	60	(19)	(37)
Share of associates' net profit/(loss)		(10)	(7)	(3)	43	large
Other[5]		36	(102)	13	large	177
Total other income		127	(17)	89	large	43

Total non-interest income		1,716	2,697	2,805	(36)	(39)

[1]  The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

[2]  Refer to Note 14.

[3]  Includes policy holder tax recoveries.

[4]  Income from derivatives held for risk management purposes reflects the impact of economic hedges of foreign currency capital and earnings.

[5]  Half Year September 2018 included $104 million of impairment on the remaining shareholding of Pendal.